Benefit Plans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 17, 2009
Defined Benefit Plan Disclosure [Line Items]
Company contributions		$ 0	$ 0
Expected long-term rate of return on plan assets		7.00%	7.25%
Accumulated benefit obligation for the pension plan		$ 97,200,000	$ 86,100,000
Common share purchased under pension plan, shares					115,800
Common share purchased under pension plan, value					$ 7,000,000
Common share purchased under pension plan, value per share					$ 60.45
Fair value, pension plan common shares held, shares		115,800	115,800
Fair value of common shares held by pension plan		$ 13,900,000	$ 10,500,000
Fair value of common shares held by pension plan, per share		$ 119.66	$ 90.48
Estimated net actuarial (loss) expected to be recognized in the next fiscal year		$ (773,000)	$ (637,000)	$ 0
Expected long-term return on plan assets		7.25%	7.25%	7.25%
Cash balance in bank		$ 2,500,000
Market value of pension plan assets		167,000,000	$ 153,500,000
Equity investments		3,500,000	0
Defined Contribution Plan, Cost Recognized		1,300,000	1,200,000	$ 1,100,000
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated prior service costs expected to be recognized in net periodic benefit cost during next fiscal year		0
Supplemental Executive Retirement Plan (SERP)
Defined Benefit Plan Disclosure [Line Items]
Benefit expense		1,500,000	1,100,000	$ 1,500,000
Accrued benefit cost		8,800,000	8,000,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Equity investments		149,200,000	135,000,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Equity investments		17,800,000	18,500,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Equity investments		$ 0	$ 0
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial (loss) expected to be recognized in the next fiscal year	$ 576,000